UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [  ];  	Amendment Number:

This Amendment  (Check only one); 	[  ]  is a restatement
				     	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Vitol Holding B.V.
Address:  	POSTBUS 1546
	  	Rotterdam, Netherlands 3000BM

Form 13F File Number:  28-14937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  	Klaus J. de Clercq Zubli
Title: 	Director
Phone: 	+31.10.498.7200

Signature, Place and date of signing:

/s/  Klaus J. de Clercq Zubli	Rotterdam, Netherlands	July 27, 2012

Report Type  (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
      	manager are reported in this report).

[ x ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:

Form 13F File Number		Name
028-14632			Vitol Holding SARL

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